Restatement of Prior Period Financial Statements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 03, 2014	Apr. 27, 2013	Apr. 28, 2012
Error Corrections and Prior Period Adjustments Revision [Line Items]
Cost of sales and occupancy	$ 4,523,422	$ 5,156,499	$ 5,211,683
Retained earnings	344,021	410,349
Restatement Adjustment
Error Corrections and Prior Period Adjustments Revision [Line Items]
Cost of sales and occupancy			(6,700)
Cost of sales and occupancy, net of tax			(4,027)
Retained earnings			$ 100,587